Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses
Note  5.   Allowance for Loan Losses

The allowance for loan losses is a reserve established through a provision for loan losses charged to expense, which represents management's best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The Company's allowance for loan loss methodology includes allowance allocations calculated in accordance with ASC Topic 310, "Receivables" and allowance allocations calculated in accordance with ASC Topic 450, "Contingencies." Accordingly, the methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company's process for determining the appropriate level of the allowance for loan losses is designed to account for credit deterioration as it occurs. The provision for loan losses reflects loan quality trends, including the levels of and trends related to nonaccrual loans, past due loans, potential problem loans, criticized loans and net charge-offs or recoveries, among other factors. The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period. In other words, the amount of the provision reflects not only the necessary increases in the allowance for loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

The level of the allowance reflects management's continuing evaluation of industry concentrations, specific credit risks, loan loss experience, current loan portfolio quality, present economic, political and regulatory conditions and unidentified losses inherent in the current loan portfolio. Portions of the allowance may be allocated for specific credits; however, the entire allowance is available for any credit that, in management's judgment, should be charged off. While management utilizes its best judgment and information available, the ultimate adequacy of the allowance is dependent upon a variety of factors beyond the Company's control, including, among other things, the performance of the Company's loan portfolio, the economy, changes in interest rates and the view of the regulatory authorities toward loan classifications.

The allowances established for probable losses on specific loans are based on a regular analysis and evaluation of problem loans. Loans are classified based on an internal credit risk grading process that evaluates, among other things: (i) the obligor's ability to repay; (ii) the underlying collateral, if any; and (iii) the economic environment and industry in which the borrower operates. This analysis is performed at the relationship manager level for all commercial loans. When a loan has a grade of 6 or higher, the loan is analyzed to determine whether the loan is impaired and, if impaired, the need to specifically allocate a portion of the allowance for loan losses to the loan. Specific valuation allowances are determined by analyzing the borrower's ability to repay amounts owed, collateral deficiencies, the relative risk grade of the loan and economic conditions affecting the borrower's industry, among other things.

Historical valuation allowances are calculated based on the historical loss experience of specific types of loans. The Company calculates historical loss ratios for pools of similar loans with similar characteristics based on the proportion of actual charge-offs experienced to the total population of loans in the pool. The historical loss ratios are periodically updated based on actual charge-off experience. A historical valuation allowance is established for each pool of similar loans based upon the product of the historical loss ratio and the total dollar amount of the loans in the pool. The Company's pools of similar loans include similarly risk-graded groups of commercial loans, commercial real estate loans, consumer real estate loans and consumer and other loans.

General valuation allowances are based on general economic conditions and other qualitative risk factors both internal and external to the Company. In general, such valuation allowances are determined by evaluating, among other things: (i) the experience, ability and effectiveness of the bank's lending management and staff; (ii) the effectiveness of the Bank's loan policies, procedures and internal controls; (iii) changes in asset quality; (iv) changes in loan portfolio volume; (v) the composition and concentrations of credit; (vi) the impact of competition on loan structuring and pricing; (vii) the effectiveness of the internal loan review function; (viii) the impact of environmental risks on portfolio risks; and (ix) the impact of rising interest rates on portfolio risk. Management evaluates the degree of risk that each one of these components has on the quality of the loan portfolio on a quarterly basis. Each component is determined to have either a high, high-moderate, moderate, low-moderate or low degree of risk. The results are then input into a "general allocation matrix" to determine an appropriate general valuation allowance.

An analysis of the allowance for loan losses is as follows:

December 31, 2011
	Commercial	Residential Real Estate Construction	Commercial Real Estate Construction	Residential Real Estate Mortgage	Commercial Real Estate Mortgage	Consumer	Unallocated	Total
	(Amounts in thousands)
Allowance for loan Losses:
Beginning balance	$448	$2,980	$1,576	$3,220	$6,300	$130	$135	$14,789
Charge-offs	22	2,390	494	2,643	426	-	-	5,975
Recoveries	-	24	-	34	-	1	-	59
Provisions	25	1,999	889	3,857	3,582	17	81	10,450
Ending balance	$451	$2,613	$1,971	$4,468	$9,456	$148	$216	$19,323

Allowance for loan Losses, ending balance:
Individually evaluated for impairment	$-	$1,297	$380	$633	$2,549	$-	$-	$4,859
Collectively evaluated for impairment	451	1,316	1,591	3,835	6,907	148	216	14,464
Total	$451	$2,613	$1,971	$4,468	$9,456	$148	$216	$19,323

Loans, ending balance:
Individually evaluated for impairment	$603	$8,610	$16,227	$15,730	$55,780	$229		$97,179
Collectively evaluated for impairment	23,533	12,677	34,134	143,164	295,885	18,545		527,938
Total	$24,136	$21,287	$50,361	$158,894	$351,665	$18,774		$625,117

December 31, 2010
Commercial	Residential Real Estate Construction	Commercial Real Estate Construction	Residential Real Estate Mortgage	Commercial Real Estate Mortgage	Consumer	Unallocated	Total
(Amounts in thousands)
Allowance for loan Losses:
Beginning balance	$214	$4,074	$498	$1,451	$5,975	$102	$90	$12,404
Charge-offs	615	3,893	588	1,315	189	16	-	6,616
Recoveries	-	-	-	-	-	-	-	-
Provisions	849	2,799	1,666	3,084	514	44	45	9,001
Ending balance	$448	$2,980	$1,576	$3,220	$6,300	$130	$135	$14,789

Allowance for loan Losses, ending balance:
Individually evaluated for impairment	$-	$2,091	$-	$562	$198	$-	$-	$2,851
Collectively evaluated for impairment	448	889	1,576	2,658	6,102	130	135	11,938
Total	$448	$2,980	$1,576	$3,220	$6,300	$130	$135	$14,789

Loans, ending balance:
Individually evaluated for impairment	$785	$19,779	$18,181	$21,486	$46,371	$61		$106,663
Collectively evaluated for impairment	24,323	19,031	39,470	148,050	272,148	17,054		520,076
Total	$25,108	$38,810	$57,651	$169,536	$318,519	$17,115		$626,739